Commitments	6 Months Ended
Jun. 30, 2026
Commitments [Abstract]
Commitments
Note 8: Commitments

Operating lease commitments - where the Group is a lessor

The Group leases vessels to non-related parties under non-cancellable operating lease agreements. The Group classifies these leases as operating leases as the Group retains substantially all risks and rewards incidental to ownership of the leased assets.

The undiscounted lease payments[1] under operating leases to be received after the reporting date are analysed as follows:

USD’000	As at 30 June 2026
Less than one year	54,815
One to two years	11,339
Two to five years	16,575
82,729

Operating lease commitments - where the Group is a lessee

The Group leases vessels from non-related parties under non-cancellable operating lease agreements. The leases have varying terms including options to extend and options to purchase.

The undiscounted lease payments[2] under these operating leases, to be paid after the reporting date, are as follows:

USD’000	As at 30 June 2026
Less than one year	170,986
One to two years	90,911
Two to five years	11,940
273,837

Newbuild commitments

The Group has entered into construction contracts for ten MR newbuilds. The contracted payments to be made after the reporting date, are as follows:

USD’000	As at 30 June 2026
Less than one year	151,080
One to two years	102,070
Two to five years	250,450
503,600

[1] Excluding variable lease payments.
[2] Based on firm charter period and does not include optional periods exercisable by Hafnia.